COMMITMENTS (Details) $ in Thousands	Nov. 03, 2022 USD ($) bank	Oct. 12, 2022 USD ($) bank	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 18, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Commitments [Line Items]
Notional amount			$ 4,034,783	$ 4,676,009
Borrowings	$ 6,800,000		6,936,188	$ 6,781,880		$ 10,396,482	$ 10,853,860
Minimum liquidity		$ 750,000
Exit RCF
Commitments [Line Items]
Borrowings term		4 years
Notional amount		$ 500,000
Number of banks in lender group | bank	13	5
Exit RCF | LATAM Airlines Group S.A.
Commitments [Line Items]
Minimum liquidity	$ 750,000
Committed amount	600,000
Exit RCF | TAM Linhas aéreas S.A.
Commitments [Line Items]
Minimum liquidity	$ 400,000
Term Loan B Facility
Commitments [Line Items]
Borrowings term	5 years
Notional amount	$ 1,100,000
Borrowings			1,089,000
2027 Notes
Commitments [Line Items]
Notional amount					$ 450,000
Borrowings, interest rate					13.375%
2029 Notes
Commitments [Line Items]
Notional amount					$ 700,000
Borrowings, interest rate					13.375%
Spare Engine Facility
Commitments [Line Items]
Borrowings term	5 years
Notional amount	$ 275,000
Borrowings			$ 266,800
Spare Engine Facility | LATAM Airlines Group S.A.
Commitments [Line Items]
Minimum liquidity	750,000
Spare Engine Facility | TAM Linhas aéreas S.A.
Commitments [Line Items]
Minimum liquidity	$ 400,000